INVENTORIES (Schedule of inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials and consumables	$ 13,650	$ 12,168
Work-in-progress	5,546	5,169
Finished goods	9,927	12,882
Total inventories	$ 29,123	$ 30,219